Registration Nos: 2-41251
                                                                        811-2214

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [  X  ]

           Pre-Effective Amendment No.                               [     ]
           Post-Effective Amendment No.  67                          [  X  ]
                                        ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [  X  ]

           Amendment No.  49                                         [  X  ]
                         ----


                              LIBERTY FUNDS TRUST I
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-426-3750
                                  ------------
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:             Copy to:
--------------------------------------             --------

William J. Ballou, Esq.                            John M. Loder, Esq.
Colonial Management Associates, Inc.               Ropes & Gray
One Financial Center                               One International Place
Boston, MA  02111                                  Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

[     ]         Immediately upon filing pursuant to paragraph (b).

[  X  ]         On March 1, 2002 pursuant to paragraph (b).

[     ]         60 days after filing pursuant to paragraph (a)(1).

[     ]         On [date] pursuant to paragraph (a)(1) of Rule 485.

[     ]         75 days after filing pursuant to paragraph (a)(2).

[     ]         On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/  X  /      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment hereby incorporates by reference the following documents that are contained in Post-Effective Amendment No. 66 to the registration statement on Form N-1A of Liberty Funds Trust I (File Nos.
811-2214 and 2-41251), filed with the Securities and Exchange Commission on December 21, 2001, (Accession Number 0000021832-01-500043)(the "Registration Statement"):

With respect to the Liberty Tax-Managed Growth Fund and Liberty Tax-Managed Growth Fund II, Part A (Prospectus) and Part B (Statement of Additional Information) of the Registration Statement.

 Part C.  OTHER INFORMATION
          -----------------

Item 23.         Exhibits:
                 ---------

                 LIBERTY TAX-MANAGED GROWTH FUND (LTMGF)
                 LIBERTY TAX-MANAGED GROWTH FUND II (LTMGFII)

        (a)(1) Amendment No. 3 to the Agreement and Declaration of Trust dated November 15, 1991(2)

        (a)(2) Amendment No. 4 to the Agreement and Declaration of Trust dated April 1, 1999(4)

          (b)  Amended By-Laws dated June 20, 2001(11)

          (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

       (d)(1) Management Agreement between Liberty Funds Trust I, with respect to LTMGF and Stein Roe & Farnham Incorporated dated November 1, 2001

       (d)(2) Sub-Advisory Agreement between Liberty Funds Trust I with respect to LTMGF, Stein Roe & Farnham Incorporated and Stein Roe Investment Counsel LLC dated November 1, 2001

       (d)(3) Management Agreement between Liberty Funds Trust I, with respect to LTMGFII and Stein Roe & Farnham Incorporated dated November 1, 2001

       (d)(4) Sub-Advisory Agreement between Liberty Funds Trust I with respect to LTMGFII, Stein Roe & Farnham Incorporated and Stein Roe Investment Counsel LLC dated November 1, 2001

       (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

       (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

        (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

        (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit
               (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

        (e)(5) Form of  Selling  Agreement  with  Liberty  Funds  Distributor,
               Inc.(3)

       (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

       (f)     Not applicable

       (g) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit
               (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(2) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(3) Amendment No. 25 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended

       (h)(4) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(5)  Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001
               - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(6) Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(6) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty
               Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(7) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(8) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(9) Amendment No. 2 dated January 26, 2001 to the Amended and Restated Credit Agreement with Bank of America (10)

       (h)(10) Third Amendment dated May 14, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit
               (h)(10) in Part C, Item 23 of Post-Effective Amendment No.
               56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(11) Fourth Amendment dated June 1, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit
               (h)(11) in Part C, Item 23 of Post-Effective Amendment No.
               23 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about August 31, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

       (h)(12) Administration Agreement with Colonial Management Associates, Inc. dated December 30, 1996 (LTMGF)(1)

       (h)(13) Amendment No. 1 to Administration Agreement with Colonial Management Associates, Inc. dated July 1, 2000 (LTMGF)(10)

       (h)(14) Administration Agreement with Colonial Management Associates, Inc. dated March 1, 2000 (LTMGFII)(7)

       (h)(15) Form of Liberty Tax-Managed Growth Fund Gift Shares Trust(6)

          (i) Opinion and Consent of Counsel (with respect to LTMGF and LTMGFII)(6)

          (j)  Not applicable

          (k)  Not applicable

          (l)  Not applicable

          (m) Rule 12b-1 Plan dated July 1, 2001 - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

          (n)  Not applicable

          (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated April 22, 1996, amended December 12, 2001(11)

          (p) Code of Ethics of Colonial, Stein Roe, the Funds and Liberty Funds Distributor, Inc. effective January 1, 2001, as revised December 18, 2001 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

     (1) Incorporated by reference to Post-Effective Amendment No. 41 filed with the Commission via EDGAR on October 15, 1996

     (2) Incorporated by reference to Post-Effective Amendment No. 42 filed with the Commission via EDGAR on April 22, 1997.

     (3) Incorporated by reference to Post-Effective Amendment No. 49 filed with the Commission via EDGAR on November 20, 1998.

     (4) Incorporated by reference to Post-Effective Amendment No. 55 filed with the Commission via EDGAR on April 30, 1999.

     (5) Incorporated by reference to Post-Effective Amendment No. 56 filed with the Commission via EDGAR on May 27, 1999.

     (6) Incorporated by reference to Post-Effective Amendment No. 59 filed with the Commission via EDGAR on February 18, 2000.

     (7) Incorporated by reference to Post-Effective Amendment No. 60 filed with the commission via EDGAR on or about March 1, 2000.

     (8) Incorporated by reference to Post-Effective Amendment No. 61 filed with the Commission via EDGAR on April 27, 2000.

     (9) Incorporated by reference to Post-Effective Amendment No. 63 filed with the Commission via EDGAR on or about July 19, 2000.

     (10) Incorporated by reference to Post-Effective Amendment No. 64 filed with the Commission via Edgar on or about February 27, 2001.

     (11) Incorporated by reference to Post-Effective Amendment No. 66 filed with the Commission via Edgar on or about December 21, 2001.

Item 24.    Persons Controlled by or under Common Control with Registrant
            -------------------------------------------------------------

            None

Item 25.    Indemnification

            See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

            The Registrant's advisor/administrator, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.                  Business and Other Connections of Investment Adviser

                          The   following   sets   forth   business   and  other
                          connections of each director and officer of Colonial Management Associates, Inc. (see next page):

Registrant's investment advisor, Colonial Management Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment
Advisers Act of 1940 ("Advisers Act"). Colonial Advisory Services, Inc. ("CASI"), an affiliate of Colonial, is also registered as an investment advisor under the 1940 Act. As of the end of the fiscal year, December 31, 2000, CASI had six institutional, corporate or other accounts under management or supervision, the total market value of which was approximately $261.6 million. As of the end of the fiscal year, December 31, 2000, Colonial was the investment advisor, sub-advisor and/or administrator to 73 mutual funds, including funds sub-advised by Colonial, the total market value of which investment companies was approximately $17.5 billion. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                                (2)                          (3)                                       (4)
Name and principal
business
addresses*                         Affiliation                  Period is through 10/1/01.
of officers and                    with                         Other business, profession,
directors of                       investment                   vocation or employment
investment adviser                 adviser                      connection                                Affiliation
------------------                 ----------                   ------------------------------            -----------
Ballou, William J.                 Snr. V.P., Sec., Snr.        Liberty Funds Trust I through VII         Secretary
                                   Counsel, IPC Mbr.            Colonial High Income Municipal Trust      Secretary
                                                                Colonial InterMarket Income Trust I       Secretary
                                                                Colonial Intermediate High Income Fund    Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Secretary
                                                                Colonial Municipal Income Trust           Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   Snr. V.P., Asst. Sec.,
                                                                                                              Senior Counsel
                                                                Liberty Variable Investment Trust         Secretary
                                                                Liberty All-Star Equity Fund              Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Secretary
                                                                Colonial Insured Municipal Fund           Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Secretary
                                                                Colonial New York Insured Municipal Fund  Secretary
                                                                Liberty Floating Rate Advantage Fund      Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Secretary
                                                                Liberty-Stein Roe Funds Trust             Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Secretary
                                                                Liberty-Stein Roe Advisor Trust           Secretary
                                                                SR&F Base Trust                           Secretary
                                                                SteinRoe Variable Investment Trust        Secretary
                                                                Liberty Floating Rate Fund                Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Secretary
                                                                Stein Roe & Farnham Incorporated          Asst. Secretary
                                                                Colonial Advisory Services, Inc.          Asst. Clerk
                                                                Liberty Funds Services, Inc.              Asst. Clerk

Banks, Keith T.                   President, Director           Colonial Advisory Services, Inc.          Director
                                                                Colonial High Income Municipal Trust      President
                                                                Colonial InterMarket Income Trust I       President
                                                                Colonial Intermediate High Income Fund    President
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                President
                                                                Colonial Municipal Income Trust           President
                                                                Liberty Funds Trust I through VII         President
                                                                Liberty Funds Services, Inc.              Director
                                                                Liberty Funds Group LLC                   President, Director
                                                                Liberty Funds Distributor, Inc.           Director
                                                                AlphaTrade Inc.                           Director
                                                                Stein Roe & Farnham Incorporated          President, Director
                                                                Liberty Variable Investment Trust         President
                                                                Colonial Insured Municipal Fund           President
                                                                Colonial California Insured Municipal
                                                                     Fund                                 President
                                                                Colonial New York Insured Municipal Fund  President
                                                                Liberty Floating Rate Advantage Fund      President
                                                                Liberty-Stein Roe Funds Investment Trust  President
                                                                Liberty-Stein Roe Funds Income Trust      President
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                President
                                                                Liberty-Stein Roe Funds Trust             President
                                                                Liberty-Stein Roe Funds Municipal Trust   President
                                                                Liberty-Stein Roe Advisor Trust           President
                                                                SR&F Base Trust                           President
                                                                SteinRoe Variable Investment Trust        President
                                                                Liberty Floating Rate Fund                President
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     President
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    President
                                                                Financial Centre Insurance Agency, Inc.   Director
                                                                Fleet Investment Advisors                 CIO, Director
                                                                Columbia Management Company               Director
                                                                Columbia Funds Management Company         Director
                                                                Columbia Financial Center                 Director
                                                                Liberty Asset Management Company          Director
                                                                WAM Acquisition G.P., Inc.                Director
                                                                Liberty Advisory Services, Inc.           CIO, Director
                                                                Progress Investment Management Company    Director
                                                                Newport Pacific Management, Inc.          Director
                                                                Newport Fund Management, Inc.             Director
                                                                Crabbe Huson Group, Inc.                  Director

Bissonnette, Michael               Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Colonial Advisory Services, Inc.          Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Boatman, Bonny E.                  Senior V.P., IPC Mbr.        Colonial Advisory Services, Inc.          Executive V.P.
                                                                Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Buonopane, Kimberly M.             V.P.                         Liberty Funds Group LLC                   V.P.

Campbell, Kimberly                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Cantor, Daniel K.                  Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.

Condon, Brian                      V.P.                         Liberty Funds Group LLC                   V.P.

Cronk, Kevin                       V.P.                         Liberty Funds Group LLC                   V.P.

Daniszewski, Joseph J.             V.P.                         Liberty Funds Group LLC                   V.P.

Dearborn, James                    V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

DerSarkisian, Peter                V.P.                         Liberty Funds Group LLC                   V.P.

DiSilva-Begley, Linda              Senior V.P., IPC Mbr.        Colonial Advisory Services, Inc.          Compliance Officer
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Chief Compliance Officer

Ellis, Michael                     Senior V.P.                  Newport Pacific Management, Inc.          Senior V.P.
                                                                Newport Fund Management, Inc.             Senior V.P.

Ericson, Carl C.                   Senior V.P., IPC Mbr.        Colonial Advisory Services, Inc.          President, CEO and CIO
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Liberty Financial Asset Management, Ltd.  Director

Finnemore, Leslie W.               Senior V.P.                  Colonial Advisory Services, Inc.          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Garrison, William M.               V.P.                         Stein Roe & Farnham Incorporated          Senior V.P.
                                                                Liberty Funds Group LLC                   V.P.

Gustafson, Erik P.                 Senior, V.P.                 Stein Roe & Farnham Incorporated          Senior V.P.

Hansen, Loren A.                   Senior V.P., IPC Mbr.        Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Harasimowicz, Stephen J.           V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Harrington, Ellen                  V.P., Asst. Secretary        Liberty Funds Group LLC                   V.P., Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Funds Trust I through VII         Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary

Hayssen, Henry                     V.P.                         Liberty Funds Group LLC                   V.P.

Held, Dorothy                      V.P.                         Liberty Funds Group LLC                   V.P.

Hernon, Mary E.                    V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Hirschhorn, Harvey B.              Senior V.P.                  Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Hounsell, Clare F.                 V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Iudice, Philip J., Jr.             V.P., Controller, Asst.      Liberty Funds Group LLC                   Controller, CAO, Asst.
                                   Treasurer                                                              Treasurer, V.P.
                                                                Liberty Funds Distributor, Inc.           CFO, Treasurer
                                                                Colonial Advisory Services, Inc.          Controller, Asst. Treas.
                                                                AlphaTrade Inc.                           CFO, Treasurer
                                                                Liberty Funds Services, Inc.              Asst. Treasurer
                                                                Stein Roe & Farnham Incorporated          Asst. Treasurer

Jensen, Rodney                     V.P.                         Liberty Funds Group LLC                   V.P.

Kane, Russell                      V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary

Kennedy, Michael T.                Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Kinzel, Jeffrey                    Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.

Lapointe, Thomas                   V.P.                         Liberty Funds Group LLC                   V.P.

Lenzi, Sharon                      Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Lessard, Kristen                   V.P.                         Liberty Funds Group LLC                   V.P.

Loewenberg, Jean S.                Clerk                        Colonial Advisory Services, Inc.          Clerk
                                                                Liberty Funds Services, Inc.              Clerk
                                                                Liberty Funds Group LLC                   Secretary
                                                                Liberty Funds Distributor, Inc.           Clerk
                                                                AlphaTrade Inc.                           Clerk
                                                                Stein Roe & Farnham Incorporated          Secretary
                                                                Financial Centre Insurance Agency, Inc.   Clerk
                                                                Fleet Investment Advisors                 Clerk
                                                                Liberty Asset Management Company          Clerk
                                                                WAM Acquisition G.P., Inc.                Secretary
                                                                Liberty Advisory Services, Inc.           Clerk
                                                                Progress Investment Management Company    Secretary
                                                                Newport Pacific Management, Inc.          Secretary
                                                                Newport Fund Management, Inc.             Secretary
                                                                Crabbe Huson Group, Inc.                  Clerk
                                                                Liberty Newport Holdings, Ltd.            Secretary

Marcus, Harold                     V.P.                         Liberty Funds Group LLC                   V.P.

Murray, Thomas                     V.P.                         Liberty Funds Group LLC                   V.P.

Newman, Maureen                    Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

O'Brien, David P.                  Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Colonial Advisory Services, Inc.          Senior V.P.

Ostrander, Laura                   Senior V.P.                  Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Palombo, Joseph R.                 Dir., Exec. V.P., COO        Colonial Advisory Services, Inc.          COO, Director
                                                                Colonial High Income Municipal Trust      Trustee
                                                                Colonial InterMarket Income Trust I       Trustee
                                                                Colonial Intermediate High Income Fund    Trustee
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Trustee
                                                                Colonial Municipal Income Trust           Trustee
                                                                Liberty Funds Trust I through VII         Trustee
                                                                Liberty Funds Services, Inc.              President, Director
                                                                Liberty Funds Group LLC                   CAO, Executive V.P.
                                                                Liberty Funds Distributor, Inc.           COO, Director
                                                                AlphaTrade Inc.                           COO, Director
                                                                Stein Roe & Farnham Incorporated          Executive V.P., COO,
                                                                                                          Director
                                                                Liberty Variable Investment Trust         Trustee
                                                                Colonial Insured Municipal Fund           Trustee
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Trustee
                                                                Colonial New York Insured Municipal Fund  Trustee
                                                                Liberty Floating Rate Advantage Fund      Trustee
                                                                Liberty-Stein Roe Funds Investment Trust  Trustee
                                                                Liberty-Stein Roe Funds Income Trust      Trustee
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Trustee
                                                                Liberty-Stein Roe Funds Trust             Trustee
                                                                Liberty-Stein Roe Funds Municipal Trust   Trustee
                                                                Liberty-Stein Roe Advisor Trust           Trustee
                                                                SR&F Base Trust                           Trustee
                                                                SteinRoe Variable Investment Trust        Trustee
                                                                Liberty Floating Rate Fund                Trustee
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Trustee
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Manager
                                                                Financial Centre Insurance Agency, Inc.   Director
                                                                Fleet Investment Advisors                 COO, Director
                                                                Columbia Management Company               Director
                                                                Columbia Funds Management Company         Director
                                                                Columbia Financial Center                 Director
                                                                Liberty Asset Management Company          COO, Director
                                                                WAM Acquisition G.P., Inc.                Director
                                                                Liberty Advisory Services, Inc.           COO, Director
                                                                Progress Investment Management Company    Director
                                                                Newport Pacific Management, Inc.          Director
                                                                Newport Fund Management, Inc.             Director
                                                                Crabbe Huson Group, Inc.                  Director

Peishoff, William                  V.P.                         Liberty Funds Group LLC                   V.P.

Peterson, Ann T.                   V.P.                         Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Petrino, Richard                   V.P.                         Liberty Funds Group LLC                   V.P.

Pietropaolo, Vincent P.            V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Acorn Trust                       Asst. Secretary
                                                                Wagner Advisors Trust                     Asst. Secretary

Pitten, Leonard                    V.P.                         Liberty Funds Group LLC                   V.P.

Reddin, Lee                        V.P.                         Liberty Funds Group LLC                   V.P.

Richards, Scott B.                 Senior V.P.                  Colonial Advisory Services, Inc.          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Roberts, Charles                   Senior V.P.                  Newport Pacific Management, Inc.          Managing Dir.
                                                                Newport Fund Management, Inc.             Managing Dir.

Roye, Michael                      V.P.                         Liberty Funds Group LLC                   V.P.

Rzepczynski, June                  V.P.                         Liberty Funds Group LLC                   V.P.

Salerno, Joseph                    V.P.                         Liberty Funds Group LLC                   V.P.

Schermerhorn, Scott                Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Smalley, Gregg                     V.P.                         Liberty Funds Group LLC                   V.P.

Smith, Craig                       V.P.                         Liberty Funds Group LLC                   V.P.

Snee, Deborah F.                   V.P.                         Newport Pacific Management, Inc.          V.P.
                                                                Newport Fund Management, Inc.             V.P.

Spanos, Gregory J.                 Senior V.P.                  Colonial Advisory Services, Inc.          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Stevens, Richard                   V.P.                         Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Swayze, Gary                       Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.

Thomas, Ronald                     V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Ware, Elizabeth M.                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

White, John                        V.P.                         Liberty Funds Group LLC                   V.P.


------------------------------------------------
*The Principal address of all of the officers and directors of the investment advisor is One Financial Center, Boston, MA 02111.



Item 27.    Principal Underwriter

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty Variable Investment Trust, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Louis E.       V.P.                  None

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              President

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Carinio, Angela        V.P.                  None

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Downey, Christopher    V.P.                  None

Ellis, Thomas          V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fifield, Robert        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Harrell, John          V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hartnett, Kelly        V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jackson, Lyman         V.P.                  None

Jarstfer, Marlys       V.P.                  None

Johnston, Kenneth      V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Kelson, Jr., David     V.P.                  None

Lewis, Blair           V.P.                  None

Loewenberg, Jean       Clerk                 None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director and Chief    Trustee and
                       Operating Officer     Chairman of the Board

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schomburg, James       V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Snyder, Kimberly       V.P.                  None

Soares, Jeffrey        V.P.                  None

Soester, Trisha        V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Torrisi, Susan         V.P.                  None

Tufts, Peter           V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Wagner, Rebecca        V.P.                  None

Waldron, Thomas        V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Yates, Susan           V.P.                  None

Young, Deborah         Sr. V.P.              None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.    Location of Accounts and Records

            Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's Custodian is One Financial Center, Boston, MA 02111. The custodian's address is 1776 Heritage Drive, North Quincy, MA 02171.

Item 29.    Management Services
            See Item 15, Part A and Item 13, Part B

Item 30.    Undertakings
            Not Applicable

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust I is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                 SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust I, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 67 to its Registration Statement under the Securities Act of 1933 and Amendment No. 49 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 12th day of February, 2002.


                              LIBERTY FUNDS TRUST I



                              By: /s/KEITH T. BANKS
                              Keith T. Banks, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                  TITLE                                   DATE
----------                  -----                                   ----




/s/KEITH T. BANKS           President (chief                   February 12, 2002
-----------------
Keith T. Banks              executive officer)







/s/J. Kevin connaughton     Chief Financial Officer            February 12, 2002
-----------------------
J. Kevin Connaughton        (principal financial officer)







/s/VICKI L. BENJAMIN        Chief Accounting Officer           February 12, 2002
-------------------------
Vicki L. Benjamin           (principal accounting officer)

DOUGLAS A. HACKER*                          Trustee
------------------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                       Trustee
------------------------------------
Janet Langford Kelly


RICHARD W. LOWRY*                           Trustee
---------------------------
Richard W. Lowry


SALVATORE MACERA*                           Trustee
Salvatore Macera


WILLIAM E. MAYER*                           Trustee        /s/ROBERT R. LEVEILLE
----------------
William E. Mayer                                              Robert R. Leveille
                                                           ---------------------
                                                              Attorney-in-fact
                                                              February 12, 2002

DR. CHARLES R. NELSON*                      Trustee
------------------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                          Trustee
------------------------------------
John J. Neuhauser


JOSEPH R. PALOMBO*                          Trustee
------------------------------------
Joseph R. Palombo


THOMAS E. STITZEL*                          Trustee
------------------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                         Trustee
------------------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                          Trustee
------------------------------------
Anne-Lee Verville

                                         EXHIBITS


(d)(1) Management Agreement between Liberty Funds Trust I, with respect to LTMGF and Stein Roe & Farnham Incorporated dated November 1, 2001

(d)(2) Sub-Advisory Agreement between Liberty Funds Trust I with respect to LTMGF, Stein Roe & Farnham Incorporated and Stein Roe Investment Counsel LLC dated November 1, 2001

(d)(3) Management Agreement between Liberty Funds Trust I, with respect to LTMGFII and Stein Roe & Farnham Incorporated dated November 1, 2001

(d)(4) Sub-Advisory Agreement between Liberty Funds Trust I with respect to LTMGFII, Stein Roe & Farnham Incorporated and Stein Roe Investment Counsel LLC dated November 1, 2001

(h)(3) Amendment No. 25 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended